Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SSGA FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 19, 2017
Document Creation Date	dei_DocumentCreationDate	Aug. 08, 2018